                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                                    811-6324

Exact name of registrant as specified in charter:                      Delaware Group Global & International Funds

Address of principal executive offices:                                2005 Market Street
                                                                       Philadelphia, PA 19103

Name and address of agent for service:                                 Richelle S. Maestro, Esq.
                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:                    (800) 523-1918

Date of fiscal year end:                                               November 30

Date of reporting period:                                              August 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE INTERNATIONAL VALUE EQUITY FUND

August 31, 2004

                                                           NUMBER OF          MARKET
                                                           SHARES             VALUE (U.S.$)
COMMON STOCK- 97.86%
Australia - 10.46%
*Amcor                                                       1,583,475        $ 8,196,192
Coles Myer                                                   1,595,382         10,116,679
Foster's Group                                               3,756,688         12,388,507
National Australia Bank                                        670,414         12,616,453
Orica                                                           70,669            808,427
Telstra                                                      2,471,434          8,376,975
Wesfarmers                                                      30,240            641,901
                                                                              -----------
                                                                               53,145,134
                                                                              -----------
Belgium - 2.97%
Electrabel                                                      16,068          5,389,574
+Fortis                                                        436,571          9,698,723
                                                                              -----------
                                                                               15,088,297
                                                                              -----------
Finland - 1.23%
UPM-Kymmene Oyj                                                327,282          6,244,609
                                                                              -----------
                                                                                6,244,609
                                                                              -----------
France - 7.32%
Compagnie de Saint-Gobain                                      206,670         10,368,135
Societe Generale                                               130,963         11,172,985
Total Class B                                                   80,247         15,613,621
                                                                              -----------
                                                                               37,154,741
                                                                              -----------
Germany - 6.19%
Bayer                                                          374,582          9,582,581
+Bayerische Hypo Und Vereinsbank                               397,631          6,485,094
RWE                                                            314,700         15,374,687
                                                                              -----------
                                                                               31,442,362
                                                                              -----------
Hong Kong - 3.27%
Hong Kong & China Gas                                          563,000          1,014,128
Hong Kong Electric                                           1,603,500          7,154,123
Wharf Holdings                                               2,552,514          8,426,623
                                                                              -----------
                                                                               16,594,874
                                                                              -----------
Italy - 3.09%
Banca Intesa                                                 4,296,124         15,715,449
                                                                              -----------
                                                                               15,715,449
                                                                              -----------
Japan - 15.97%
Canon                                                          261,000         12,414,415
Eisai                                                          181,100          5,148,590
Hitachi                                                      1,209,000          7,579,316
Matsushita Electric Industrial                                 596,000          7,988,665
*Millea Holdings                                                   399          5,489,908
Murata Manufacturing                                           182,400          9,024,848
Takeda Pharmaceutical                                          367,200         16,528,935
Toyota Motor                                                   299,300         11,781,639
West Japan Railway                                               1,253          5,172,072
                                                                              -----------
                                                                               81,128,388
                                                                              -----------
Netherlands - 6.95%
ING Groep                                                      575,983         14,034,843
*Reed Elsevier                                                 623,870          7,983,732
*Royal Dutch Petroleum                                         263,458         13,274,684
                                                                              -----------
                                                                               35,293,259
                                                                              -----------
New Zealand - 2.21%
*Telecom Corporation of New Zealand                          2,985,038         11,203,379
                                                                              -----------
                                                                               11,203,379
                                                                              -----------
Singapore - 2.49%
Jardine Matheson                                               353,887          4,600,531
Oversea-Chinese Banking                                      1,038,000          8,061,783
                                                                              -----------
                                                                               12,662,314
                                                                              -----------

South Africa - 1.54%
Sasol                                                                                               455,317          7,797,421
                                                                                                                   -----------
                                                                                                                     7,797,421
                                                                                                                   -----------
South Korea - 1.74%
POSCO ADR                                                                                           243,896          8,824,157
                                                                                                                   -----------
                                                                                                                     8,824,157
                                                                                                                   -----------
Spain - 7.12%
Banco Santander Central Hispanoamericano                                                            973,624          9,513,292
*Iberdrola                                                                                          525,348         10,719,667
Telefonica                                                                                        1,121,821         15,923,916
                                                                                                                   -----------
                                                                                                                    36,156,875
                                                                                                                   -----------
Taiwan - 0.03%
Chunghwa Telecom ADR                                                                                  8,500            145,010
                                                                                                                   -----------
                                                                                                                       145,010
                                                                                                                   -----------
United Kingdom - 25.28%
Aviva                                                                                               580,777          5,553,052
BG Group                                                                                          2,017,303         12,438,491
BOC Group                                                                                           237,410          3,828,850
Boots Group                                                                                       1,163,411         14,221,380
BP                                                                                                1,296,852         11,513,216
Brambles Industries                                                                               1,479,022          6,452,165
GKN                                                                                                 832,617          3,310,218
GlaxoSmithKline                                                                                     837,252         17,064,958
GUS                                                                                                 508,559          7,767,265
HBOS                                                                                                933,094         11,406,015
Intercontinental Hotels Group                                                                       861,751          8,766,647
Lloyds TSB Group                                                                                  1,739,852         13,059,536
Mitchells & Butlers                                                                                 901,783          4,173,270
Rio Tinto                                                                                           357,093          8,865,016
                                                                                                                   -----------
                                                                                                                   128,420,079
                                                                                                                   -----------
TOTAL COMMON STOCK (cost $418,585,302)                                                                             497,016,348
                                                                                                                   ===========

                                                                                                PRINCIPAL
                                                                                                AMOUNT (U.S.$)
REPURCHASE AGREEMENTS- 1.32%
With BNP Paribas 1.54% 9/1/04
 (dated 8/31/04, to be repurchased at $3,377,444,
 collateralized by $430,600 U.S. Treasury
 Bills due 12/16/04, market value $428,645, $2,373,300
 U.S. Treasury Notes 1.625% due 3/31/05, market
 value $2,387,659, and $578,600 U.S. Treasury Notes 10.75%
 due 8/15/05, market value $629,518)                                                             $3,377,300          3,377,300

With UBS Warburg 1.53% 9/1/04
 (dated 8/31/04, to be repurchased at $3,342,842,
 collateralized by $2,765,100 U.S. Treasury Notes 1.625%
 due 3/31/05, market value $2,782,246 and $600,700 U.S. Treasury
 Notes 6.50% due 5/15/05, market value $631,859)                                                 3,342,700           3,342,700
                                                                                                                   -----------
TOTAL REPURCHASE AGREEMENTS (cost $6,720,000)                                                                        6,720,000
                                                                                                                   ===========
TOTAL MARKET VALUE OF SECURITIES BEFORE
SECURITIES LENDING COLLATERAL - 99.18%
  (cost $425,305,302)                                                                                              503,736,348
                                                                                                                   ===========

SECURITIES LENDING COLLATERAL** - 8.55%
Abbey National 1.19% 10/15/04                                                   841,534             848,286
Banc of America Securities 1.58% 9/1/04                                       9,390,334           9,390,334
Bank of America 1.65% 10/29/04                                                1,787,215           1,787,223
Barclays 1.92% 1/31/05                                                          357,316             357,444
CDC IXIS 1.49% 11/12/04                                                       1,430,128           1,429,778
Citicorp 1.55% 9/21/04                                                        1,785,675           1,784,145
Credit Suisse First Boston 1.60% 12/13/04                                     1,430,173           1,429,778
Deutsche Bank Financial 1.63% 2/22/05                                           357,227             357,627
Fifth Third Bank 1.53% 9/15/04                                                1,787,227           1,787,223
General Electric Capital
   1.59% 10/25/04                                                               607,772             608,063
   1.62% 2/3/05                                                                 535,939             536,667
   1.63% 10/4/04                                                                536,198             536,421
Goldman Sachs Group
   1.74% 12/8/04                                                                839,995             839,995
   1.80% 12/21/04                                                               822,004             822,122
HBOS Treasury Services 1.62% 10/29/04                                         1,787,273           1,787,223
ING Bank Geneva 1.10% 9/30/04                                                 1,430,120           1,429,778
Merrill Lynch Mortgage Capital 1.66% 10/12/04                                 1,429,778           1,429,778
Morgan Stanley
   1.64% 3/10/05                                                              1,429,940           1,429,778
   1.72% 9/30/05                                                                356,825             357,444
Proctor & Gamble 1.53% 9/30/05                                                1,787,902           1,787,223
Rabobank 1.62% 3/2/05                                                         1,787,273           1,786,885
Royal Bank of Canada 1.57% 6/27/05                                            1,787,238           1,786,776
Societe Generale New York
   1.57% 6/14/05                                                                896,878             896,581
   1.65% 12/8/04                                                              1,429,554           1,429,598
Union Bank of Switzerland 1.13% 12/20/04                                      1,789,833           1,787,223
Wachovia Bank NA 1.63% 11/15/04                                               1,429,694           1,430,086
Wells Fargo Bank 1.57% 9/30/05                                                1,788,272           1,787,223
Wilmington Trust 1.44% 9/8/04                                                 1,787,238           1,787,223
                                                                                               ------------
TOTAL SECURITIES LENDING COLLATERAL (cost $43,427,925)                                           43,427,925
                                                                                               ============

TOTAL MARKET VALUE OF SECURITIES - 107.73%
(cost $468,733,227)                                                                             547,164,273#
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (8.55%)**                                  (43,427,925)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.82%                               4,151,348
                                                                                               ============
NET ASSETS APPLICABLE TO 34,944,342 SHARES OUTSTANDING - 100.00%                               $507,887,696
                                                                                               ============

--------------------------------------------------------------------------------

*Full or partially on loan.

**See Note 4 in "Notes."

+Non-income producing security for the period ended August 31, 2004.

#Includes $41,399,018 of securities loaned.

ABBREVIATION
ADR - American Depositary Receipts

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Global and International Funds - Delaware International Value Equity Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day, an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before each Portfolio is valued. Short term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At August 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments               $427,519,460
                                            ============
Aggregate unrealized appreciation             86,979,625
Aggregate unrealized depreciation            (10,762,737)
                                            ------------
Net unrealized appreciation                 $ 76,216,888
                                            ============

For federal income tax purposes, at November 30, 2003, capital loss carryforwards of $3,714,696 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

Year of expiration                  Amount
------------------                  ------
2011                                $3,714,696

3. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that they have agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

The following forward foreign currency exchange contract was outstanding at August 31, 2004:

Contracts to                        In exchange               Settlement                Unrealized
Deliver                             For                       Date                      Appreciation
-------                             --------                  ---------                 ------------
30,015,000 British Pounds           US$54,177,075             10/29/04                  US$456,108

4. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At August 31, 2004, the market value of securities on loan was $41,399,018, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

5. CREDIT AND MARKET RISK
Some countries in which the Fund invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

SCHEDULE OF INVESTMENTS (UNAUDITED)


DELAWARE EMERGING MARKETS FUND

August 31, 2004

                                                                  NUMBER OF          MARKET
                                                                  SHARES             VALUE(U.S.$)
COMMON STOCK- 95.33%
Argentina - 1.01%
Tenaris ADR                                                            44,400        $ 1,711,620
                                                                                     -----------
                                                                                       1,711,620
                                                                                     -----------
Brazil - 11.59%
Cia de Concessoes Rodoviarias                                          72,400            902,223
Cia de Saneamento Basico do Estado de Sao Paulo                    70,820,000          3,415,441
Cia Siderurgica Nacional                                              189,400          2,928,500
Cia Vale do Rio Doce ADR                                               15,400            749,980
Cia Vale do Rio Doce ADR                                               20,600          1,190,062
Investimentos Itau                                                  1,849,000          2,275,789
Petroleo Brasileiro                                                    23,543            658,209
Petroleo Brasileiro ADR                                                82,200          2,292,558
Ultrapar Participacoes                                            163,100,000          2,307,757
Votorantim Celulose e Papel ADR                                        85,400          3,000,102
                                                                                     -----------
                                                                                      19,720,621
                                                                                     -----------
Chile - 3.12%
AFP Provida                                                           298,305            538,941
AFP Provida ADR                                                        41,931          1,132,137
Banco Santander ADR                                                    70,000          1,911,000
Empresa Nacional de Electricdad                                       627,583            319,647
Empresa Nacional de Electricidad ADR                                   92,700          1,402,551
                                                                                     -----------
                                                                                       5,304,276
                                                                                     -----------
*China - 3.07%
Beijing Capital International Airport                               5,574,000          1,947,340
Guangshen Railway                                                   6,024,000          1,660,472
Zhejiang Expressway                                                 2,370,000          1,610,395
                                                                                     -----------
                                                                                       5,218,207
                                                                                     -----------
Croatia - 1.05%
Pliva GDR                                                             125,806          1,790,471
                                                                                     -----------
                                                                                       1,790,471
                                                                                     -----------
Czech Republic - 3.33%
Cesky Telecom                                                         133,468          1,688,960
CEZ                                                                   197,584          1,549,065
Philip Morris                                                           4,275          2,433,337
                                                                                     -----------
                                                                                       5,671,362
                                                                                     -----------
Egypt - 2.00%
MobiNil - Egyptian Mobile Services                                    223,772          3,410,885
                                                                                     -----------
                                                                                       3,410,885
                                                                                     -----------
Estonia - 2.37%
Eesti Telekom                                                          11,381             95,851
Eesti Telekom GDR                                                      99,367          2,528,712
Hansabank                                                             168,827          1,411,607
                                                                                     -----------
                                                                                       4,036,170
                                                                                     -----------
**Hong Kong/China - 3.28%
Asia Aluminum Holdings                                             16,876,000          1,730,883
Fountain Set                                                        2,916,000          2,074,859
Texwinca Holdings                                                   2,066,000          1,774,652
                                                                                     -----------
                                                                                       5,580,394
                                                                                     -----------
Hungary - 3.38%
Gedeon Richter GDR                                                     12,172          1,303,013
++Gedeon Richter GDR 144A                                               2,068            220,867
Magyar Tavkozlesi                                                     641,753          2,591,395
OTP Bank                                                               75,180          1,635,206
                                                                                     -----------
                                                                                       5,750,481
                                                                                     -----------

India - 4.06%
Gas Authority of India GDR                                             42,092            999,685
ICICI Bank ADR                                                        154,403          1,883,717
Ranbaxy Laboratories GDR                                              109,247          2,276,707
Vedanta Resources                                                     308,215          1,754,877
                                                                                     -----------
                                                                                       6,914,986
                                                                                     -----------
Indonesia - 2.69%
Hanjaya Mandala Sampoerna                                           5,343,500          3,020,860
Telekomunikasi Indonesia                                            1,909,000          1,557,744
                                                                                     -----------
                                                                                       4,578,604
                                                                                     -----------
Israel - 1.97%
Bank Hapoalim                                                       1,235,140          3,350,689
                                                                                     -----------
                                                                                       3,350,689
                                                                                     -----------
Malaysia - 5.11%
Hong Leong Bank                                                       706,800            926,280
Malaysia International Shipping                                       631,500          2,077,303
PLUS Expressways                                                    4,182,900          2,740,900
Public Bank Berhad                                                    454,700            747,862
Tanjong                                                               670,100          2,204,276
                                                                                     -----------
                                                                                       8,696,621
                                                                                     -----------
Mexico - 9.10%
Cemex de C.V.                                                         601,148          3,409,787
Cemex de C.V. ADR                                                      11,300            319,790
Grupo Aeroportuario del Sureste de C.V. ADR                            97,700          2,071,240
Grupo Continental                                                   1,078,800          1,652,477
+Hylsamex de C.V.                                                   1,425,200          2,382,114
Kimberly Clark de Mexico de C.V.                                      867,100          2,383,754
Telefonos de Mexico de C.V. ADR                                       101,100          3,274,629
                                                                                     -----------
                                                                                      15,493,791
                                                                                     -----------
Poland - 1.08%
Bank Pekao                                                             57,314          1,833,095
                                                                                     -----------
                                                                                       1,833,095
                                                                                     -----------
Republic of Korea  - 13.16%
Hyundai Motor 2nd Preferred                                            59,280          1,412,715
Hyundai Motor                                                          50,320          2,179,944
Kia Motors                                                            221,440          1,941,697
+Kookmin Bank                                                          40,310          1,287,848
Korea Electric Power                                                  141,500          2,487,629
KT Corporation ADR                                                    175,279          3,070,889
KT&G                                                                   12,520            319,562
++KT&G GDR 144A                                                       270,022          3,415,779
POSCO                                                                  20,320          2,919,616
Samsung Electronics                                                     4,590          1,797,187
Samsung Electronics Preferred Shares                                    6,100          1,572,861
                                                                                     -----------
                                                                                      22,405,727
                                                                                     -----------
Russia - 1.44%
LUKOIL ADR                                                             20,772          2,455,250
                                                                                     -----------
                                                                                       2,455,250
                                                                                     -----------
South Africa - 11.48%
African Bank Investments                                            1,090,306          1,939,414
Alexander Forbes                                                    1,953,437          3,166,586
Aspen Pharmacare                                                      892,477          2,011,216
Impala Platinum                                                        40,483          3,396,771
Nampak                                                                632,256          1,329,815
Sasol                                                                 217,257          3,720,582
Steinhoff International Holdings                                    3,234,612          3,979,939
                                                                                     -----------
                                                                                      19,544,323
                                                                                     -----------
Taiwan - 7.31%
Asustek Computer                                                    1,097,112          2,449,487
China Steel GDR                                                       104,591          1,929,721
Chunghwa Telecom ADR                                                  259,596          4,428,708
Pihsiang Machinery Manufacturing                                      783,830          1,542,791
President Chain Store                                               1,413,299          2,096,699
                                                                                     -----------
                                                                                      12,447,406
                                                                                     -----------
Thailand - 3.73%
Advanced Info Service                                                 812,900          1,824,878
Land & Houses NVDR                                                  8,955,800          1,956,729
Thai Union Frozen Products                                          2,825,581          1,628,186
Thai Union Frozen Products NVDR                                     1,632,319            940,592
                                                                                     -----------
                                                                                       6,350,385
                                                                                     -----------
TOTAL COMMON STOCK (COST $152,466,941)                                               162,265,364
                                                                                     ===========

                                                                                          PRINCIPAL
                                                                                          AMOUNT (U.S.$)
REPURCHASE AGREEMENTS- 5.71%
  With BNP Paribas 1.54% 9/1/04
  (dated 8/31/04, to be repurchased at $4,885,209,
  collateralized by $622,900 U.S. Treasury
  Bills due 12/16/04, market value $620,005, $3,432,800
  U.S. Treasury Notes 1.625% due 3/31/05, market
  value $3,453,578 and $836,800 U.S. Treasury Notes 10.75%
  due 8/15/05, market value $910,552)                                                       $4,885,000         4,885,000

  With UBS Warburg 1.53% 9/1/04
  (dated 8/31/04, to be repurchased at $4,835,205,
  collateralized by $3,999,500 U.S. Treasury Notes 1.625%
  due 3/31/05, market value $4,024,320 and $868,800 U.S. Treasury
  Notes 6.50% due 5/15/05, market value $913,939)                                            4,835,000          4,835,000
                                                                                                             ------------
TOTAL REPURCHASE AGREEMENTS (COST $9,720,000)                                                                   9,720,000
                                                                                                             ============


TOTAL MARKET VALUE OF SECURITIES - 101.04%
   (cost $162,186,941)                                                                                        171,985,364
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (1.04%)                                                      (1,777,794)
                                                                                                             ============
NET ASSETS APPLICABLE TO 13,841,306 SHARES OUTSTANDING - 100.00%                                             $170,207,570
                                                                                                             ============

*Securities listed and traded on the Hong Kong Stock Exchange.

**Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

++Securities exempt from registration under Rule 144A of the Securities Act of 1933. See Note 4 in "Notes."

+Non-income producing security for the period ended August 31, 2004.

SUMMARY OF ABBREVIATIONS
ADR - American Depositary Receipts
GDR - Global Depositary Receipts
NVDR - Non-Voting Depositary Receipts

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Global and International Funds - Delaware Emerging Markets Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before each Portfolio is valued. Short term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Portfolio's understanding of the applicable country's tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At August 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments        $152,596,656
                                     ============
Aggregate unrealized appreciation      13,459,086
Aggregate unrealized depreciation      (3,790,378)
                                     ------------
Net unrealized appreciation          $  9,668,708
                                     ============

For federal income tax purposes, at November 30, 2003, capital loss carryforwards of $4,321,649 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

Year of expiration             Amount
------------------             ------
2009                           $2,854,721
2010                            1,466,928

3. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that they have agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets.

The following forward foreign currency exchange contract was outstanding at August 31, 2004:

Contracts to                 In exchange      Settlement        Unrealized
Deliver                      For              Date              Depreciation
-------                      --------         ---------         ------------
108,980,000 Czech Kroner     US$ 4,119,137    11/30/04          US$ (19,412)

4. CREDIT AND MARKET RISK
Some countries in which the Fund invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE INTERNATIONAL SMALL CAP VALUE FUND

August 31, 2004

                                                                                 MARKET
                                                             NUMBER OF           VALUE
                                                             SHARES              (U.S.$)
COMMON STOCK - 98.88%
Australia - 2.11%
^+#Multiplex Constructions                                     155,663         $  516,631
                                                                               ----------
                                                                                  516,631
                                                                               ----------
Finland - 1.10%
Huhtamaki Oyj                                                   19,376            268,443
                                                                               ----------
                                                                                  268,443
                                                                               ----------
France - 10.38%
Boiron                                                           6,892            185,525
+Carbone Lorraine                                                7,382            309,511
Euler Hermes                                                     6,889            368,209
Latecoere                                                        5,342            185,545
Neopost                                                         10,909            658,909
Nexans                                                           9,155            300,738
Norbert Dentressangle                                            3,054            148,572
Remy Cointreau                                                  10,925            379,727
                                                                               ----------
                                                                                2,536,736
                                                                               ----------
Germany - 9.41%
Bilfinger Berger                                                13,068            442,142
Fraport                                                         16,289            512,718
Hugo Boss                                                       22,000            512,006
+Jenoptik                                                       34,999            299,441
+QIAGEN                                                         21,548            191,691
Rhoen-Klinikum                                                   7,233            341,941
                                                                               ----------
                                                                                2,299,939
                                                                               ----------
Hong Kong - 5.62%
ASM Pacific Technology                                          92,000            307,258
COSCO Pacific Limited                                          410,000            615,004
Hung Hing Printing Group                                       448,000            338,874
Kingmaker Footwear Holdings                                    312,000            112,001
                                                                               ----------
                                                                                1,373,137
                                                                               ----------
Hong Kong/China - 4.05%
Asia Aluminum Holdings                                       3,748,000            384,413
Fountain SET                                                   852,000            606,234
                                                                               ----------
                                                                                  990,647
                                                                               ----------
Ireland - 3.29%
Glanbia                                                        135,454            398,373
+Icon ADR                                                        3,852            138,441
Kingspan Group                                                  44,381            267,524
                                                                               ----------
                                                                                  804,338
                                                                               ----------
Italy - 0.98%
Autostrada Torino-Milano                                        12,619            240,006
                                                                               ----------
                                                                                  240,006
                                                                               ----------
Japan - 12.66%
Air Water                                                       62,000            420,320
Fujitec                                                         58,000            285,389
Hamamatsu Photonics                                             13,500            240,243
Kayaba Industry                                                 64,000            216,939
Kurita Water Industries                                         19,300            260,100
NIFCO                                                           19,000            289,817
Otsuka Kagu                                                      6,100            161,748
Paris Miki                                                      13,600            290,601
Shimano                                                         10,000            227,801
TAC                                                             26,600            176,453
Takara Printing                                                 29,000            245,487
Ushio                                                           17,000            277,124
                                                                               ----------
                                                                                3,092,022
                                                                               ----------

Netherlands - 7.31%
Athlon Holding                                                  13,464            269,168
Boskalis Westminster                                            10,231            248,675
Fugro                                                            8,075            567,223
ICT Automatisering                                              11,198            122,344
VOPAK                                                           34,008            578,619
                                                                               ----------
                                                                                1,977,720
                                                                               ----------
New Zealand - 0.65%
The Warehouse Group                                             52,260            158,079
                                                                               ----------
                                                                                  158,079
                                                                               ----------
Singapore - 7.10%
MobileOne                                                      221,000            207,778
Parkway Holdings                                               458,000            342,340
SembCorp Marine                                                539,000            321,049
SIA Engineering                                                192,000            223,119
Singapore Airport Terminal Services                            213,000            254,986
SMRT                                                           950,000            385,558
                                                                               ----------
                                                                                1,734,830
                                                                               ----------
Spain - 2.54%
Aldeasa                                                         12,744            377,282
Viscofan                                                        26,132            244,221
                                                                               ----------
                                                                                  621,503
                                                                               ----------
Sweden - 3.19%
Billerud                                                        33,200            514,828
Munters                                                         11,100            264,469
                                                                               ----------
                                                                                  779,297
                                                                               ----------
United Kingdom - 28.49%
Aga Foodservice Group                                          107,716            417,587
Arriva                                                          39,875            307,556
Associated British Ports                                        40,735            315,655
Chloride Group                                                 325,489            260,565
Cobham                                                          20,029            491,825
Expro International Group                                       50,371            270,939
Greene King                                                     21,856            409,692
Laird Group                                                     79,701            464,187
Nestor Healthcare Group                                         27,328             49,776
Northern Foods                                                 222,595            622,679
Pennon Group                                                    40,161            589,179
Persimmon                                                       43,923            528,612
Rexam                                                           64,274            511,355
Rotork                                                          33,627            235,319
Serco Group                                                    119,554            431,219
Spirax-Sarco Engineering                                        44,913            447,207
TT electronics                                                 130,489           401,411
Vedanta Resources                                               35,482            202,023
                                                                               ----------
                                                                                6,956,786
                                                                               ----------
TOTAL COMMON STOCK (COST $20,672,777)                                          24,158,423
                                                                               ==========
EXCHANGE TRADED FUND - 1.02%
iShares MSCI EAFE Index Fund                                     1,800            249,480
                                                                               ----------
TOTAL EXCHANGE TRADED FUND (COST $253,332)                                        249,480
                                                                               ==========

                                                                                      PRINCIPAL
                                                                                      AMOUNT
REPURCHASE AGREEMENTS - 0.78%
With BNP Paribas 1.54% 9/1/04
(dated 8/31/04, to be repurchased at $95,504
collateralized by $11,900 U.S. Treasury
Bills due 12/16/04, market value $12,119, $66,200
U.S. Treasury Notes 1.625% due 3/31/05, market
value $67,508 and $17,400 U.S. Treasury Notes 10.75%
due 8/15/05, market value $17,799)                                                      $95,500            95,500

With UBS Warburg 1.53% 9/1/04
(dated 8/31/04, to be repurchased at $94,504
collateralized by $77,000 U.S. Treasury Notes 1.625%
due 3/31/05, market value $78,665 and $17,500 U.S. Treasury
Notes 6.50% due 5/15/05, market value $17,865)                                           94,500             94,500
                                                                                                       -----------
TOTAL REPURCHASE AGREEMENTS (COST $190,000)                                                                190,000
                                                                                                       ===========

TOTAL MARKET VALUE OF SECURITIES - 100.68%
   (cost $21,116,109)                                                                                   24,597,903

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS(SEE NOTES) - (0.68%)                                      (165,404)
                                                                                                       ===========
NET ASSETS APPLICABLE TO 2,570,103 SHARES OUTSTANDING - 100.00%                                        $24,432,499
                                                                                                       ===========

ADR - American Depositary Receipts
^The Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes"
+Non-income producing security for the period ended August 31, 2004.
# See Note 4 in "Notes".

--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Global & International Funds - Delaware International Small Cap Value Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At August 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2004, the cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments        $21,146,209
                                     -----------
Aggregate unrealized appreciation      4,498,998
Aggregate unrealized depreciation     (1,047,304)
                                     -----------
Net unrealized appreciation          $ 3,451,694
                                     -----------

For federal income tax purposes, at November 30, 2003, capital loss carryforwards of $845,043 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

Year of expiration                      Amount
------------------                     --------
      2010                             $390,516
      2010                              454,527

3. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets.

The following forward foreign currency exchange contracts were outstanding at August 31, 2004:

Contracts to                                In exchange                Settlement                Unrealized
Deliver                                     For                        Date                      Appreciation
-------------------------------------------------------------------------------------------------------------
1,835,000 British Pounds                    US$3,284,290               10/29/04                  US$27,885

4. RESTRICTED SECURITIES
Private placement securities are restricted as to resale because these securities have not been registered with the Securities and Exchange Commission
(SEC). The terms under which private placement securities are acquired, however, sometimes provide for limited registration rights if requested by the security owner. These registration rights usually relate to common stock issued or issuable upon convertible securities or the exercise of warrants.

Restricted securities held by the Fund are as follows:

                                DATE OF           NUMBER
                                PURCHASE          OF SHARES        COST              FAIR VALUE
Multiplex Constructions         10/22/03          155,663          $471,574          $516,631

5. CREDIT AND MARKET RISK
Some countries in which the Fund invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

ITEM 2. CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:



                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Delaware Group Global & International Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
-----------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  10/29/04
       ----------------

                                  CERTIFICATION

I, Joseph H. Hastings, certify that:

1. I have reviewed this report on Form N-Q of Delaware Group Global & International Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JOSEPH H. HASTINGS
------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  10/29/04
       -----------------------

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS


JUDE T. DRISCOLL
-------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  10/29/04
       ------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
-------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  10/29/04
       ------------------------

JOSEPH H. HASTINGS
-------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  10/29/04
       ------------------------